Pension and other post-employment benefits - Schedule of Weighted Average Assumptions Used to Determine Net Benefit Cost (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.73%	5.19%
Expected return on assets	6.43%	6.27%
Rate of compensation increase	5.51%	5.10%
OPEB
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.77%	5.22%
Expected return on assets	6.40%	5.64%
Health care cost trend rate
Before age 65	6.75%	7.00%
Age 65 and after	9.53%	6.00%
Assumed ultimate medical inflation rate	4.50%	4.50%
Year in which ultimate rate is reached	2034	2034